CONDENSED CONSOLIDATED STATEMENTS OF (LOSS) EARNINGS - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
CONDENSED CONSOLIDATED STATEMENTS OF (LOSS) EARNINGS
Service revenues	$ 83.0	$ 98.8	$ 134.5	$ 164.9	$ 145.8	$ 143.9	$ 123.2	$ 117.9	$ 110.3	$ 544.0	$ 495.3	$ 320.5
Cost of sales	92.2	102.4	119.3	129.4	118.9	112.5	90.2	85.7	82.0	470.0	370.4	269.1
Selling, general and administrative	17.4				23.8					100.0	100.4	73.4
Research and development costs	0.3				0.7					2.7	2.4	2.0
Goodwill impairment charge	28.3	1.2	45.8							47.0	0.0	0.0
Operating (loss) earnings	(235.6)				2.4					(75.7)	22.1	(24.0)
Interest expense, net	7.4				7.1					29.2	7.1
(Loss) earnings before income taxes	(243.0)				(4.7)					(104.9)	15.0	(24.0)
Income tax (benefit) expense	0.1				0.3					(8.5)	0.6	0.1
Net (loss) earnings	$ (243.1)	$ (25.1)	$ (69.8)	$ 3.5	$ (5.0)	$ 4.9	$ (9.9)	$ 13.6	$ 5.8	$ (96.4)	$ 14.4	$ (24.1)
Net (loss) earnings per share - basic	$ (10.52)	$ (1.09)	$ (3.10)	$ 0.16	$ (0.24)	$ 0.24	$ (0.49)	$ 0.68	$ 0.29	$ (4.32)	$ 0.72	$ (1.20)
Net (loss) earnings per share - diluted	$ (10.52)	$ (1.09)	$ (3.10)	$ 0.16	$ (0.24)	$ 0.24	$ (0.49)	$ 0.68	$ 0.29	$ (4.32)	$ 0.71	$ (1.20)